RELATED PARTIES´ TRANSACTIONS (Details Narrative) - Key Management Remuneration [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Key management personnel compensation	$ 20	$ 67	$ 44
Directors and sindycs fees	6	6	7
Key management stock compensation plans	$ 14	$ 61	$ 37